2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Net income	$ 279,961	$ (7,332,474)	$ 2,753,593
Cash flows from operations	(14,429)	(18,024)	$ (214,127)
Accumulated deficit	(23,245,776)	$ (23,525,737)
Funding requirements during the next twelve months	$ 525,000